Schedule of Black-Scholes Option Pricing Model Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility minimum	156.11%	156.11%
Expected stock price volatility maximum	239.57%	239.57%	101.48%
Risk-free annual interest rate minimum	4.11%	4.11%
Risk-free annual interest rate maximum	5.23%	5.23%	2.74%
Expected life (years)			5 years
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate		0.00%	0.00%
2019 Stock Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)	1 year 6 months	1 year 6 months
2019 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)	9 years 9 months 18 days	6 years 6 months
Restricted Share Unit Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility minimum		175.40%	101.48%
Expected stock price volatility maximum		190.53%
Risk-free annual interest rate minimum		4.10%	2.74%
Risk-free annual interest rate maximum		4.20%
Expected annual dividend yield		0.00%	0.00%
Expected forfeiture rate		0.00%	0.00%
Restricted Share Unit Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)		2 years 6 months	5 years
Restricted Share Unit Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)		3 years